GEOGRAPHIC AND CUSTOMER INFORMATION - Summary of Reportable Segments (Parenthetical) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Segment Reporting Information [Line Items]
Revenues	$ 13,721	$ 2,476
Germany [Member]
Segment Reporting Information [Line Items]
Revenues	12,450	1,500
Israel [Member]
Segment Reporting Information [Line Items]
Revenues	$ 731	$ 18